S000005551 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	275 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Lipper Large-Cap Core Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.31%	12.71%	13.46%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.69%	12.40%	13.29%
Performance Inception Date					Jan. 31, 2003
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.98%	9.61%	11.65%
Performance Inception Date					Jan. 31, 2003
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.30%	9.04%	10.57%
Performance Inception Date					Jan. 31, 2003
Class C
Prospectus [Line Items]
Average Annual Return, Percent		14.44%	12.89%	13.28%
Performance Inception Date					Jan. 31, 2003
Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.62%	14.02%	14.24%
Performance Inception Date					Jan. 31, 2003

[1]	An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
[2]	Represents the average annualized total return for all reporting funds in the Lipper Large-Cap Core Funds Classification.